Investments - Additional Information (Narrative) (Details)	1 Months Ended	12 Months Ended
	Mar. 31, 2021 USD ($)	Dec. 31, 2023 USD ($) security	Dec. 31, 2022 USD ($) security	Dec. 31, 2021 USD ($)	Aug. 31, 2023 USD ($)	Apr. 01, 2023 USD ($)	May 05, 2022 USD ($)	Apr. 01, 2022 USD ($)	Sep. 30, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 23, 2019 USD ($)	Dec. 20, 2017 USD ($)	Jan. 01, 2017 USD ($)
Gain (Loss) on Securities [Line Items]
Catastrophe bonds, trading, cost		$ 1,600,000	$ 2,900,000
Investment in the period		400,000	2,000,000.0
Equity method investment, aggregate cost		7,600,000	6,200,000	$ 3,900,000
Other investments, at fair value (2)		209,300,000	221,300,000
Investment in Multiline reinsurer		0	0
Investment funded		0
Available-for-sale investment, allowance for credit loss, increase (decrease)		$ (3,600,000)	$ 200,000
Number of Securities | security		950	1,166
Available-for-sale securities, unrealized loss position		$ 221,800,000	$ 339,000,000.0
External Credit Rating, Non Investment Grade
Gain (Loss) on Securities [Line Items]
Available-for-sale securities, unrealized loss position		1,200,000
Investment, Identifier [Axis]: Unfunded Commitment, Apollo Real Estate Fund
Gain (Loss) on Securities [Line Items]
Unfunded commitment		4,100,000
Investment, Identifier [Axis]: Unfunded Commitment, Infrastructure fund
Gain (Loss) on Securities [Line Items]
Unfunded commitment		4,000,000
Investment, Identifier [Axis]: Unfunded Commitment, Managed Debt Fund
Gain (Loss) on Securities [Line Items]
Unfunded commitment		6,900,000
Investment, Identifier [Axis]: Unfunded Commitment, Managed lending fund
Gain (Loss) on Securities [Line Items]
Unfunded commitment		1,100,000
Investment, Identifier [Axis]: Unfunded Commitment, Real Estate Fund (Sept 2021)
Gain (Loss) on Securities [Line Items]
Unfunded commitment		2,200,000
Fair Value, Recurring [Member]
Gain (Loss) on Securities [Line Items]
Investments, fair value		117,100,000	134,600,000
Fair Value, Recurring [Member] | Apollo real estate fund
Gain (Loss) on Securities [Line Items]
Other investments, at fair value (2)		23,900,000	25,300,000
Real estate fund | Fair Value, Recurring [Member]
Gain (Loss) on Securities [Line Items]
Investments, fair value		209,300,000	221,300,000
Commercial mortgage loans
Gain (Loss) on Securities [Line Items]
Fair market value, trading		274,900,000	312,100,000
Middle market loans
Gain (Loss) on Securities [Line Items]
Fair market value, trading		84,800,000	106,900,000
Privately-held investments
Gain (Loss) on Securities [Line Items]
Fair market value, trading		475,000,000.0	533,000,000.0
Real estate fund (Sept 2021) | Fair Value, Recurring [Member]
Gain (Loss) on Securities [Line Items]
Investments, fair value		39,800,000	40,600,000
Infrastructure fund | Fair Value, Recurring [Member]
Gain (Loss) on Securities [Line Items]
Investments, fair value		10,800,000	8,200,000
Managed Lending Fund (Dec 2020) | Fair Value, Recurring [Member]
Gain (Loss) on Securities [Line Items]
Investments, fair value		15,900,000	12,700,000
Pledge Accounts, Custodian Bank (April 2021) | Fair Value, Recurring [Member]
Gain (Loss) on Securities [Line Items]
Investments, fair value		1,700,000	1,300,000
Managed debt fund | Fair Value, Recurring [Member]
Gain (Loss) on Securities [Line Items]
Investments, fair value		100,000	0
MVI
Gain (Loss) on Securities [Line Items]
Investment in the period	$ 800,000	0	400,000
Equity method investment, aggregate cost		1,000,000.0	800,000	500,000
Gross realized and unrealized gains (loss)		200,000	0	100,000
Investment in Multiline reinsurer		0	0
Digital Re
Gain (Loss) on Securities [Line Items]
Investment in the period		0	0
Equity method investment, ownership percentage													49.00%
Equity method investment, aggregate cost		200,000	200,000	200,000									$ 2,300,000
Investment in Multiline reinsurer		0	0
Multi-Line Insurer
Gain (Loss) on Securities [Line Items]
Investment in the period		400,000	1,600,000
Equity method investment, aggregate cost		6,400,000	5,200,000	3,200,000
Other investments, at fair value (2)											$ 5,000,000
Gross realized and unrealized gains (loss)		800,000	(400,000)	$ 200,000
Investment in Multiline reinsurer		$ 0	$ 0
Limited Partner
Gain (Loss) on Securities [Line Items]
Restricted assets								$ 10,000,000	$ 20,000,000			$ 100,000,000
Limited Partner | Real estate fund | Apollo real estate fund
Gain (Loss) on Securities [Line Items]
Restricted assets								$ 30,000,000
Limited Partner | Infrastructure fund
Gain (Loss) on Securities [Line Items]
Restricted assets							$ 15,000,000
Limited Partner | Managed lending fund
Gain (Loss) on Securities [Line Items]
Restricted assets						$ 2,800,000				$ 10,500,000
Limited Partner | Managed debt fund
Gain (Loss) on Securities [Line Items]
Restricted assets					$ 7,000,000